GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 14,129	$ 15,479
Acquisitions through business combinations	46	189
Impairment	0	(605)
Dispositions	(5)	(1,091)
Foreign currency translation	(260)	157
Balance at end of period	$ 13,910	$ 14,129